Income Tax Expense (Details) - Schedule of components of the deferred tax assets and liabilities - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loans principal	¥ 299,532,574	¥ 254,945,409
Allowance for interest and financing fee receivables	22,733,700	22,654,969
Net operating loss carry-forwards	10,443,239	6,459,941
Lease liabilities	4,886,125	9,533,485
Other deferred tax assets	1,919,331	1,388,307
Total deferred tax assets	339,514,969	294,982,111
Valuation allowance	(10,443,239)	(6,459,941)	¥ (5,743,768)
Deferred tax assets, net of valuation allowance	329,071,730	288,522,170
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Investment securities		(57,014)
Right-of-use assets	(4,867,131)	(9,533,485)
Loans and other assets	(78,329,130)
Undistributed earnings from structured funds	(565,903,639)	(621,034,296)
Total deferred tax liabilities	¥ (649,842,400)	¥ (631,367,295)